OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2021
Other Liabilities, Current [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 8:-OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2021	2020

Accrued payroll including amounts due to government authorities	1,077	994
Provision for vacation and other employee benefits	1,664	1,872
Accrued expenses	355	441
Provision for contingent liabilities (Note 12c)	97	117
Other liabilities	384	407

	3,577	3,831